Notes Payable (Details) - USD ($)												1 Months Ended									3 Months Ended	9 Months Ended		12 Months Ended
	May 28, 2025	Mar. 31, 2025	Mar. 01, 2025	Feb. 13, 2025	Feb. 12, 2025	Nov. 30, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Apr. 15, 2023	Apr. 14, 2023	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes Payable [Line Items]
Aggregate amount																									$ 20,000,000
Conversion price per share (in Dollars per share)				$ 4.45	$ 4.45					$ 0.74
Common stock issued															$ 17,157							$ 19,358		$ 17,157	17,072
Conversion of convertible notes into common stock																						$ 30,645,360			$ 23,117,903
Convertible promissory notes issued value									$ 1,000,000										$ 1,000,000	$ 2,450,000
Convertible promissory notes issued percentage								7.00%	7.00%						7.00%			7.00%	7.00%	7.00%				7.00%
Price per share (in Dollars per share)														$ 1.38	$ 1.38									$ 1.38
Amount of raised capital														$ 28,000,000	$ 2,000,000	$ 500,000	$ 500,000		$ 2,000,000	$ 2,450,000
Common stock issued (in Shares)															171,579,284							193,592,410		171,579,284	170,711,880
Convertible Promissory Note [Member]
Notes Payable [Line Items]
Amount of raised capital													$ 1,068,849
Interest rate													7.00%
Promissory Notes [Member]
Notes Payable [Line Items]
Amount of raised capital													$ 4,212,637					$ 500,000
Interest rate													7.00%			7.00%	7.00%	7.00%	7.00%
One-Year Convertible Promissory Notes [Member]
Notes Payable [Line Items]
Conversion of shares (in Shares)													108,048
Amount of raised capital													$ 1,000,000
Interest rate													7.00%
Accrued interest													$ 450,000
Number of shares issued (in Shares)													108,048
Convertible Notes [Member]
Notes Payable [Line Items]
Convertible notes amount (in Shares)													22,000,000
Convertible Note [Member]
Notes Payable [Line Items]
Principal interest											$ 89,178
Convertible Promissory Note [Member]
Notes Payable [Line Items]
Principal interest											49,364
Common Stock [Member]
Notes Payable [Line Items]
Convertible notes amount (in Shares)																					21,966,416				30,593,816
Number of shares issued (in Shares)	7,431		2,619
One-Year Promissory Note [Member]
Notes Payable [Line Items]
Convertible promissory notes issued percentage									7.00%										7.00%
Price per share (in Dollars per share)																				$ 4.45
Principal amount of debt									$ 2,000,000
Andrew Economos and Dr. Frederic Moll [Member] | Convertible Note [Member]
Notes Payable [Line Items]
Convertible principal amount																									$ 3,000,000
Andrew Economos and Dr. Frederic Moll [Member] | Common Stock [Member]
Notes Payable [Line Items]
Common stock issued																									100,000,000
Line of Credit Note [Member]
Notes Payable [Line Items]
Outstanding balance amount																									$ 16,980,000
Sushruta Pvt Ltd [Member]
Notes Payable [Line Items]
Amount of raised capital		$ 8,000,000
Sushruta Pvt Ltd [Member] | Convertible Promissory Note [Member]
Notes Payable [Line Items]
Convertible notes amount (in Shares)																									22,945,945
Conversion price (in Dollars per share)																									$ 0.74
Interest rate														7.00%
Common stock issued (in Shares)		5,811,554										5,811,554									5,811,554
Sushruta Pvt Ltd [Member] | Convertible Note [Member]
Notes Payable [Line Items]
Conversion price (in Dollars per share)																									$ 0.74
Sushruta Pvt Ltd [Member] | One-Year Promissory Note [Member]
Notes Payable [Line Items]
Principal amount of debt								$ 500,000
Borrowings						$ 500,000	$ 500,000								$ 2,000,000	$ 500,000	$ 500,000							$ 2,000,000
Interest rate						7.00%	7.00%									7.00%	7.00%
Percentage of promissory note						7.00%	7.00%
Sushruta Pvt Ltd [Member] | Promissory Notes [Member]
Notes Payable [Line Items]
Amount of raised capital													$ 4,000,000
Interest rate													7.00%
Sushruta Pvt Ltd [Member] | Convertible Notes [Member]
Notes Payable [Line Items]
Conversion of shares (in Shares)												5,811,554	16,046,814
Number of shares issued (in Shares)													16,046,814
Sushruta Pvt Ltd [Member] | One-Year Promissory Note [Member]
Notes Payable [Line Items]
Principal amount of debt																		$ 500,000
Andrew Economos [Member]
Notes Payable [Line Items]
Conversion of convertible notes into common stock											3,089,178
Principal amount											$ 3,000,000
Conversion of shares (in Shares)											3,879,938
Dr. Frederic Moll [Member]
Notes Payable [Line Items]
Conversion of convertible notes into common stock											$ 3,049,364
Principal amount											$ 3,000,000
Conversion of shares (in Shares)											3,767,933
Dr. Frederic Moll [Member] | Common Stock [Member]
Notes Payable [Line Items]
Number of shares issued (in Shares)											3,818,028													3,818,028
Affiliate [Member]
Notes Payable [Line Items]
Amount of raised capital														$ 28,000,000
Maximum [Member]
Notes Payable [Line Items]
Convertible promissory notes issued value																				$ 1,000,000
Minimum [Member]
Notes Payable [Line Items]
Convertible promissory notes issued value																				$ 450,000